VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.5%
Alabama : 4.1%
Alabama Public School and College Authority, Series A (RB)
5.00%, 11/01/31 (c) $ 525 $ 565,860
Black Belt Energy Gas District, Project No. 7, Series C-1 (RB)
4.00%, 10/01/52 (c) (p) 2,200 2,216,935
Black Belt Energy Gas District, Series D-1 (RB)
5.50%, 06/01/49 (c) (p) 1,000 1,042,670
Black Belt Energy Gas District, Series E (RB)
5.00%, 05/01/53 (p) 1,000 1,028,322
Energy Southeast A Cooperative District, Energy Supply, Series A (RB)
5.50%, 11/01/53 (c) (p) 1,710 1,806,753
Jefferson County (RB)
5.00%, 09/15/28 (c) 525 531,842
Southeast Alabama Gas Supply District, Project No. 1, Series A (RB)
5.00%, 08/01/54 (c) (p) 1,000 1,046,970
Southeast Energy Authority, A Cooperative District Commodity Supply, Series A (RB)
5.25%, 01/01/54 (c) (p) 1,000 1,040,537
Southeast Energy Authority, A Cooperative District Energy Supply, Series E (RB)
5.00%, 10/01/30 (c) 500 530,229
Southeast Energy Authority, Cooperative District Commodity Supply, Project No.2, Series B (RB)
4.00%, 12/01/51 (c) (p) 3,000 2,983,571
12,793,689
Arizona : 0.7%
Arizona Industrial Development Authority, Series A (RB)
5.00%, 11/01/28 (c) 500 516,989
City of Phoenix Civic Improvement Corp. (RB)
5.00%, 07/01/29 (c) 620 621,129
Salt River Project Agricultural Improvement & Power District, Series A (RB)
5.00%, 01/01/27 500 504,945
Salt River Project Agricultural Improvement and Power District, Series A (RB)
5.00%, 01/01/32 500 549,445
2,192,508
California : 15.7%
Beverly Hills, California Unified School District (GO)
0.00%, 08/01/30 ^ 1,000 890,580
California Community Choice Financing Authority, Clean Energy Project, Series A-1 (RB)
4.00%, 05/01/53 (c) (p) 500 504,422
California Community Choice Financing Authority, Clean Energy Project, Series B-1 (RB)
4.00%, 02/01/52 (c) (p) 1,000 999,742
5.00%, 07/01/53 (c) (p) 1,000 1,036,780
California Community Choice Financing Authority, Clean Energy Project, Series C (RB)
5.25%, 01/01/54 (c) (p) 500 524,295
California Community Choice Financing Authority, Clean Energy Project, Series D (RB)
5.50%, 05/01/54 (c) (p) 2,000 2,072,669
California Community Choice Financing Authority, Clean Energy Project, Series E-1 (RB)
5.00%, 02/01/54 (c) (p) 500 520,928
California Community Choice Financing Authority, Clean Energy Project, Series G-1 (RB)
5.25%, 11/01/54 (c) (p) 1,000 1,044,322
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB)
5.00%, 08/15/31 (c) 310 310,458
California Health Facilities Financing Authority, Kaiser Permanente, Series A-1 (RB)
5.00%, 11/01/27 500 516,048
California Health Facilities Financing Authority, Stanford Health Care, Series A (RB)
5.00%, 11/15/31 (c) 750 770,881
California Infrastructure and Economic Development Bank, Series B (RB)
5.00%, 11/01/29 (c) 500 525,962

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Infrastructure and Economic Development Bank, Series B-2 (RB)
3.00%, 10/01/47 (c) (p) $ 500 $ 499,958
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
3.00%, 09/01/31 (c) 500 486,354
California State Public Works Board, Sacramento Region New Natural Resources Headquarters, Series
C (RB)
5.00%, 11/01/29 675 722,613
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 10/01/26 830 833,380
5.00%, 10/01/28 (c) 785 806,445
California State Public Works Board, Various Capital Projects, Series C (RB)
4.00%, 11/01/31 (c) 1,000 1,001,246
California State Public Works Board, Various Correctional Facilities, Series D (RB)
5.00%, 09/01/26 500 500,979
California State University, Series A (RB)
5.00%, 11/01/31 (c) 1,510 1,510,785
California State University, Series B-3 (RB)
3.12%, 11/01/51 (c) (p) 500 500,563
California Statewide Communities Development Authority, Pollution Control, Southern California
Edison Company, Series A (RB)
1.75%, 09/01/29 (c) 2,500 2,348,803
City of San Francisco, Public Utilities Commission Water, Series C (RB)
5.00%, 11/01/28 500 527,393
East County, California Advanced Water Purification Joint Powers Authority, Series A (RB)
3.12%, 09/01/26 (c) 500 499,926
Foothill-Eastern Transportation Corridor Agency, Series A (RB)
0.00%, 01/01/27 ^ 500 494,818
Kern High School District, Series C (GO) (AG)
2.00%, 08/01/31 (c) 1,600 1,460,076
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Series A (RB)
5.00%, 07/01/31 (c) 795 811,178
Los Angeles Unified School District, Series A (GO)
5.00%, 07/01/30 (c) 1,720 1,829,238
Los Angeles Unified School District, Series B (GO)
5.00%, 07/01/30 (c) 500 500,860
Oakland, California Unified School District (GO)
5.00%, 08/01/26 380 380,000
Public Facilities Financing Authority of the City of San Diego, Subordinated Water, Series B (RB)
5.00%, 08/01/27 (c) 500 500,000
San Bernardino Community College District, Series A (GO)
4.00%, 08/01/49 (c) 540 548,892
San Francisco, California City & County Public Utilities Commission Wastewater, Series A (RB)
5.00%, 10/01/26 1,000 1,004,203
State of California, Department of Water Resources, Central Valley Project, Series AX (RB)
5.00%, 12/01/31 (c) 915 941,165
State of California, Various Purpose (GO)
5.00%, 09/01/26 1,000 1,001,926
5.00%, 04/01/27 750 762,542
5.00%, 08/01/27 1,305 1,337,814
5.00%, 09/01/27 1,000 1,027,174
5.00%, 10/01/27 500 514,600
5.00%, 10/01/27 530 545,475
5.00%, 10/01/27 1,000 1,029,199
5.00%, 09/01/28 1,000 1,050,030
5.00%, 11/01/28 910 958,629
5.00%, 11/01/28 (c) 1,000 1,030,608
5.00%, 10/01/29 1,000 1,069,992
5.00%, 04/01/30 2,910 3,138,365

Par
(000’s) Value
California (continued)
5.00%, 09/01/30 (c) $ 1,095 $ 1,099,479
5.00%, 10/01/30 (c) 750 801,026
5.00%, 10/01/31 (c) 1,500 1,596,144
5.00%, 10/01/31 1,500 1,651,180
5.00%, 04/01/32 1,770 1,960,002
49,000,147
Colorado : 1.7%
Boulder Larimer & Weld Counties, St. Vrain Valley School District, Series C (GO) (SAW)
5.00%, 12/15/35 (c) 500 504,306
City of Colorado Springs CO Utilities System Revenue (RB)
5.00%, 11/15/26 500 503,459
Colorado Health Facilities Authority, Series A (RB)
5.00%, 11/15/60 (c) (p) 1,000 1,074,465
Jefferson County School District R-1 (GO)
5.00%, 12/15/30 (c) 1,110 1,162,320
Regional Transportation District, Fastracks Project, Series B (RB)
5.00%, 11/01/28 1,000 1,050,529
State of Colorado, Series A (CP)
5.00%, 12/15/26 500 504,125
University of Colorado, Series A-2 (RB)
4.00%, 06/01/34 (c) 500 511,270
5,310,474
Connecticut : 2.8%
Connecticut State Health and Educational Facilities Authority, Yale University, Series B-1 (RB)
5.00%, 07/01/64 (p) 1,000 1,074,973
State of Connecticut, Series A (GO)
3.00%, 01/15/32 (c) 2,200 2,139,884
State of Connecticut, Series A (RB)
5.00%, 07/01/31 350 381,209
State of Connecticut, Series B (GO) (BAM)
3.00%, 06/01/29 1,000 1,000,294
State of Connecticut, Transportation Infrastructure Purposes, Series A (RB)
5.00%, 05/01/31 1,650 1,794,295
State of Connecticut, Transportation Infrastructure Purposes, Series A (ST)
5.00%, 05/01/28 600 624,456
University of Connecticut, Series A (RB)
5.00%, 04/15/29 (c) 1,000 1,037,117
5.00%, 01/15/30 (c) 745 752,086
8,804,314
District of Columbia : 0.9%
Metropolitan Washington Airports Authority, Series B (RB)
5.00%, 10/01/28 500 523,932
Washington Convention & Sports Authority, Series A (RB)
5.00%, 10/01/30 (c) 1,000 1,022,606
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/30 (c) 555 565,016
5.00%, 07/01/31 (c) 650 661,111
2,772,665
Florida : 4.0%
Central Florida Expressway Authority (RB) (AG)
5.00%, 07/01/27 500 510,559
Central Florida Expressway Authority, Series A (RB)
4.00%, 07/01/31 (c) 1,250 1,242,483
Central Florida Expressway Authority, Series A (RB) (BAM)
5.00%, 07/01/38 (c) 2,000 2,042,965
City of Orlando, Senior Tourist Development Tax, Series A (RB) (AG)
5.00%, 11/01/31 (c) 2,000 2,042,781

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
County of Miami-Dade (RB)
0.00%, 10/01/31 (c) ^ $ 565 $ 457,913
5.00%, 10/01/29 (c) 510 511,648
County of Miami-Dade, Florida Water and Sewer System (RB)
5.00%, 10/01/28 1,000 1,047,219
Miami Beach Redevelopment Agency (TA) (AG)
5.00%, 02/01/31 500 537,703
Orange County, Florida Tourist Development Tax (RB)
5.00%, 10/01/30 490 527,107
Reedy Creek Improvement District, Series A (GO)
4.00%, 06/01/31 (c) 1,000 1,006,330
South Miami, Florida Health Facilities Authority Hospital Baptist Health (RB)
5.00%, 08/15/29 (c) 710 724,309
State of Florida, Board of Education Full Faith and Credit, Series E (GO)
3.00%, 06/01/30 (c) 1,000 988,995
State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB)
5.00%, 07/01/30 880 944,629
12,584,641
Georgia : 4.4%
Georgia State Road and Tollway Authority (RB)
5.00%, 06/01/29 800 847,765
Main Street Natural Gas, Inc. (RB)
5.00%, 04/01/54 (c) (p) 2,000 2,102,350
Main Street Natural Gas, Inc., Gas Supply, Series A (RB)
5.00%, 05/01/54 (c) (p) 2,000 2,107,693
Main Street Natural Gas, Inc., Series A (RB)
4.00%, 07/01/52 (c) (p) 1,250 1,261,176
Main Street Natural Gas, Inc., Series B (RB)
5.00%, 12/01/52 (c) (p) 500 515,085
5.00%, 07/01/53 (c) (p) 1,000 1,046,319
Main Street Natural Gas, Inc., Series C (RB)
4.00%, 03/01/50 (c) (p) 1,500 1,501,428
4.00%, 08/01/52 (c) (p) 500 500,001
5.00%, 09/01/53 (c) (p) 1,000 1,050,631
State of Georgia, Series A (GO)
5.00%, 08/01/26 700 700,000
5.00%, 02/01/32 (c) 2,000 2,020,042
13,652,490
Hawaii : 1.1%
City & County of Honolulu, Hawaii Rail Transit Project, Series B (GO)
5.00%, 03/01/31 (c) 1,930 2,063,719
City & County of Honolulu, Hawaii Rail Transit Project, Series E (GO)
5.00%, 03/01/27 500 506,966
State of Hawaii, Series ET (GO)
3.00%, 10/01/29 (c) 1,000 989,998
3,560,683
Illinois : 3.1%
Chicago O'Hare International Airport, Series D (RB)
5.00%, 01/01/30 500 532,543
City of Chicago, Series A (GO)
5.00%, 01/01/27 365 366,752
5.00%, 01/01/30 2,000 2,051,333
Illinois Finance Authority, Clean Water Initiative (RB)
5.00%, 07/01/27 685 699,529
5.00%, 01/01/28 500 516,224
Illinois Finance Authority, Northshore University Health System, Series A (RB) (AG)
5.00%, 08/15/26 500 500,359

Par
(000’s) Value
Illinois (continued)
Illinois State Toll Highway Authority, Series A (RB)
5.00%, 01/01/27 $ 415 $ 418,916
Illinois State Toll Highway Authority, Series C (RB)
5.00%, 01/01/27 650 656,134
Illinois State, Series A (GO)
5.00%, 11/01/27 1,000 1,025,272
Regional Transportation Authority of Illinois, Series A (RB)
5.00%, 07/01/28 (c) 735 748,170
State of Illinois (GO)
3.50%, 06/01/29 (c) 685 685,002
State of Illinois, Series A (RB)
4.00%, 06/15/28 580 591,696
State of Illinois, Series D (GO)
5.00%, 11/01/26 800 803,993
9,595,923
Indiana : 1.9%
Indiana Finance Authority, Midwestern Disaster Relief, Series A (RB)
4.25%, 11/01/30 1,545 1,576,675
Indiana Finance Authority, Series E (RB)
5.00%, 06/01/29 935 991,087
Indiana Finance Authority, Stadium Project, Series A (RB)
5.00%, 02/01/32 3,000 3,239,812
5,807,574
Iowa : 0.8%
Iowa Finance Authority (RB)
5.00%, 08/01/31 (c) 1,000 1,019,265
PEFA, Inc., Iowa Gas Project (RB)
5.00%, 09/01/49 (c) (p) 1,500 1,502,221
2,521,486
Kansas : 1.0%
County of Butler, Unified School District No. 385 (GO)
4.00%, 09/01/30 (c) 500 504,483
Kansas Development Finance Authority, Adventhealth Hospital, Series B (RB)
5.00%, 11/15/54 (p) 2,450 2,636,206
3,140,689
Kentucky : 1.0%
Commonwealth of Kentucky, State Property and Building Commission, Series A (RB)
5.00%, 10/01/30 250 269,237
Kentucky Public Energy Authority, Gas Supply, Series A (RB)
5.25%, 06/01/55 (c) (p) 500 525,911
Kentucky Public Energy Authority, Gas Supply, Series A-1 (RB)
4.00%, 08/01/52 (c) (p) 1,200 1,206,351
Louisville & Jefferson County, Metro Government, Norton Healthcare, Inc., Series C (RB)
5.00%, 10/01/47 (c) (p) 1,000 1,003,581
3,005,080
Louisiana : 0.6%
State of Louisiana, Series A (GO)
5.00%, 02/01/29 1,000 1,053,991
5.00%, 03/01/32 (c) 750 810,626
1,864,617
Maryland : 2.6%
Baltimore County, Maryland (GO)
5.00%, 03/01/30 945 1,015,154
Community Development Administration, Maryland Multifamily Development, Series D-2 (RB)
3.30%, 01/01/29 500 501,776
County of Montgomery, Consolidated Public Improvement, Series A (GO)
4.00%, 08/01/29 750 776,787

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Maryland (continued)
Maryland Department of Transportation (RB)
3.00%, 09/01/31 (c) $ 500 $ 489,906
State of Maryland, Department of Transportation (RB)
5.00%, 10/01/26 595 597,267
State of Maryland, Department of Transportation, Series B (RB)
4.00%, 05/01/30 (c) 750 762,887
State of Maryland, State and Local Facilities Loan, Series A (GO)
5.00%, 03/15/28 (c) 500 507,255
5.00%, 03/15/28 500 519,767
5.00%, 03/15/29 1,000 1,057,664
5.00%, 03/15/31 (c) 1,500 1,606,491
State of Maryland, State and Local Facilities Loan, Series B (GO)
5.00%, 08/01/26 385 385,000
8,219,954
Massachusetts : 3.8%
Commonwealth of Massachusetts (RB) (NATL)
5.50%, 01/01/27 680 687,403
Commonwealth of Massachusetts, Series A (GO)
5.00%, 05/01/27 500 508,965
5.00%, 07/01/27 500 510,969
5.00%, 10/01/31 2,250 2,469,977
Commonwealth of Massachusetts, Series C (GO)
5.00%, 10/01/26 400 401,485
5.00%, 05/01/30 1,000 1,078,029
Commonwealth of Massachusetts, Series C (GO) (AG)
5.00%, 05/01/31 2,665 2,910,384
Massachusetts Water Resources Authority, Series B (RB) (AG)
5.25%, 08/01/30 2,000 2,183,714
Massachusetts Water Resources Authority, Series C (RB)
5.00%, 08/01/40 (c) 1,000 1,000,000
11,750,926
Michigan : 0.6%
Michigan State Housing Development Authority, Series A (RB)
3.70%, 04/01/30 (c) 500 496,397
State of Michigan, Environmental Program (GO)
3.00%, 05/01/30 (c) 410 401,617
State of Michigan, Housing Development Authority, Single-Family Mortgage, Series B (RB)
3.10%, 12/01/31 (c) 370 366,550
State of Michigan, Trunk Line, Series B (RB)
5.00%, 11/15/27 500 514,992
1,779,556
Minnesota : 1.8%
County of Hennepin, Minnesota First Lien Sales Tax, Series A (RB)
5.00%, 12/15/31 (c) 1,000 1,007,309
Metropolitan Council, Minneapolis & St. Paul Metropolitan Area, Series C (GO)
5.00%, 12/01/26 1,000 1,007,854
Minneapolis & St. Paul, Minnesota Metropolitan Airports Commission, Series A (RB)
5.00%, 01/01/29 1,000 1,051,281
Minneapolis & St. Paul, Minnesota Metropolitan Airports Commission, Series B (RB)
5.00%, 01/01/30 (c) 515 519,561
Minnesota Public Facilities Authority, Series A (RB)
5.00%, 03/01/31 1,000 1,091,503
State of Minnesota, Various Purpose, Series D (GO)
3.00%, 10/01/30 (c) 1,000 980,160
5,657,668

Par
(000’s) Value
Mississippi : 0.1%
State of Mississippi, Series A (GO)
5.00%, 10/01/29 (c) $ 430 $ 441,340
Underline
Missouri : 0.5%
Curators of the University of Missouri, Series B (RB)
5.00%, 11/01/30 1,400 1,513,386
Underline
Montana : 0.2%
City of Forsyth, Montana Pollution Control, Northwestern Corp. Colstrip Project (RB)
3.88%, 07/01/28 (c) 500 505,663
Underline
Nebraska : 0.4%
Central Plans Energy Project, Gas Project Crossover No. 3, Series B (RB)
5.00%, 09/01/31 1,215 1,259,215
Underline
Nevada : 0.2%
Clark County, Nevada Airport System, Series A (RB)
5.00%, 07/01/29 500 530,121
Underline
New Jersey : 3.6%
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM)
3.12%, 07/01/31 (c) 755 737,249
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
5.00%, 06/15/34 (c) 615 627,033
New Jersey Educational Facilities Authority, Princeton University, Series A (RB)
5.00%, 07/01/64 (c) (p) 1,500 1,622,484
New Jersey Educational Facilities Authority, Princeton University, Series B (RB)
5.00%, 07/01/28 (c) 1,000 1,021,369
New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project (RB)
5.00%, 09/15/26 500 501,180
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Series A (RB)
5.00%, 07/01/29 (c) 660 672,609
New Jersey Health Care Facilities Financing Authority, Valley Health System (RB)
5.00%, 07/01/31 (c) 1,000 1,049,345
New Jersey Transportation Trust Fund Authority, Series A (RB)
5.00%, 12/15/26 500 503,775
5.00%, 06/15/30 (c) 435 435,483
New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
4.10%, 06/15/31 (c) 780 780,258
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/30 (c) 3,000 2,803,543
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/31 (c) 500 513,859
11,268,187
New Mexico : 0.3%
State of New Mexico, Series A (RB)
5.00%, 07/01/27 840 858,275
Underline
New York : 14.7%
City of New York, Series A-1 (GO)
5.00%, 09/01/27 1,000 1,023,729
5.00%, 08/01/29 1,000 1,058,067
City of New York, Series B-1 (GO)
5.00%, 11/01/30 500 537,188
5.00%, 10/01/31 (c) 500 526,449
City of New York, Series C (GO)
5.00%, 09/01/27 1,000 1,023,729
City of New York, Series C (GO) (SD CRED PROG)
5.00%, 08/01/27 500 510,984
City of New York, Series E (GO)
5.00%, 08/01/30 (c) 540 540,908

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
City of New York, Series F-1 (GO)
5.00%, 03/01/27 $ 410 $ 415,238
City of New York, Series L (GO)
5.00%, 04/01/32 (c) 655 683,339
Long Island Power Authority Electric System (RB) (BAM)
5.00%, 09/01/26 510 510,946
Long Island Power Authority, Electric System (RB)
5.00%, 09/01/31 (c) 305 311,291
Long Island Power Authority, Electric System, Series B (RB)
3.00%, 09/01/55 (c) (p) 1,000 996,869
Metropolitan Transportation Authority, Series B (RB)
5.00%, 11/15/26 500 503,287
Metropolitan Transportation Authority, Series C-1 (RB)
5.00%, 11/15/31 (c) 1,445 1,490,062
Metropolitan Transportation Authority, Series E (RB)
5.00%, 11/15/30 1,000 1,079,866
New York City Housing Development Corp., Multi-Family Housing, Series A-2 (RB)
3.25%, 11/01/64 (c) (p) 1,000 997,065
New York City Housing Development Corp., Multi-Family Housing, Series E-2 (RB)
3.12%, 11/01/65 (c) (p) 1,000 983,452
3.95%, 11/01/64 (c) (p) 2,500 2,526,289
New York City Housing Development Corp., Multi-Family Housing, Series G-2 (RB)
3.15%, 05/01/66 (c) (p) 1,000 985,575
New York City Industrial Development Agency, Yankee Stadium Project, Series A (RB) (AG)
5.00%, 03/01/29 500 525,044
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW)
5.00%, 07/15/31 3,000 3,292,141
New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW)
5.00%, 07/15/31 (c) 1,010 1,050,200
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
5.00%, 08/01/31 (c) 1,000 1,069,363
5.00%, 08/01/31 (c) 690 690,000
New York City Transitional Finance Authority, Series A (RB)
5.00%, 11/01/26 500 502,929
5.00%, 11/01/27 440 453,135
New York City Transitional Finance Authority, Series E-1 (RB)
5.00%, 02/01/30 (c) 1,190 1,201,935
New York City Transitional Finance Authority, Series F (RB)
5.00%, 02/01/27 850 860,187
New York City Transitional Finance Authority, Series G-1 (RB)
4.00%, 11/01/30 1,500 1,556,001
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB)
5.00%, 08/01/30 (c) 1,000 1,023,744
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
5.00%, 03/15/29 1,000 1,057,797
New York State Dormitory Authority, Personal Income Tax, Series B (RB)
5.00%, 02/15/27 510 516,450
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
5.00%, 10/01/30 (c) 1,325 1,330,366
New York State Dormitory Authority, Series A (RB)
5.00%, 02/15/27 500 506,324
New York State Dormitory Authority, Series B (RB)
5.00%, 03/15/30 500 538,323
New York State Dormitory Authority, Series C (RB)
5.00%, 03/15/28 640 664,062
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
5.00%, 02/15/32 (c) 595 601,574

Par
(000’s) Value
New York (continued)
New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
5.00%, 02/15/32 (c) $ 940 $ 941,430
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving
Funds, Series B (RB)
5.00%, 06/15/28 605 632,205
New York State Housing Finance Agency, Series A-2 (RB)
2.50%, 11/01/60 (c) (p) 265 262,795
New York State Housing Finance Agency, Series C (RB)
3.80%, 11/01/62 (c) (p) 500 500,100
New York State Housing Finance Agency, Series C-2 (RB)
3.60%, 11/01/63 (c) (p) 500 500,540
New York State Thruway Authority, Series P (RB)
5.00%, 01/01/27 1,000 1,009,932
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/27 690 700,506
New York State Urban Development Corp., State Personal Income, Series C (RB)
5.00%, 03/15/27 500 507,613
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport
Project, Series C (RB)
5.00%, 12/01/30 1,150 1,232,430
State of New York, Mortgage Agency, Series 195 (RB)
3.00%, 10/01/31 (c) 615 603,450
Triborough Bridge & Tunnel Authority, Series A (RB)
5.00%, 11/15/26 1,000 1,006,803
5.00%, 11/15/27 500 515,376
5.00%, 11/15/28 1,000 1,052,852
Triborough Bridge & Tunnel Authority, Series B (RB)
5.00%, 11/15/28 (c) 1,000 1,045,930
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series A (RB)
5.00%, 11/15/31 1,000 1,097,796
45,753,666
North Carolina : 3.4%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Care, Series D (RB)
5.00%, 01/15/49 (p) 3,000 3,235,276
County of Mecklenburg, Series A (GO)
4.00%, 04/01/29 (c) 500 504,292
County of Mecklenburg, Series B (GO)
2.00%, 12/01/30 (c) 250 233,927
County of Wake (RB)
5.00%, 09/01/26 375 375,681
North Carolina Municipal Power Agency No. 1, Series A (RB)
5.00%, 01/01/32 (c) 1,000 1,058,181
State of North Carolina, Grant Anticipation Vehicle (RB)
5.00%, 03/01/30 (c) 1,500 1,577,508
State of North Carolina, Series A (GO)
5.00%, 06/01/31 (c) 1,100 1,184,136
State of North Carolina, Series A (RB)
5.00%, 05/01/31 (c) 1,000 1,053,152
State of North Carolina, Series B (RB)
3.00%, 05/01/31 (c) 800 779,799
5.00%, 05/01/29 (c) 585 594,054
10,596,006
Ohio : 2.7%
American Municipal Power, Inc., Combined Hydroelectric Projects, Series A (RB)
5.00%, 02/15/28 500 515,440
City of Columbus, Various Purpose (GO)
5.00%, 04/01/29 (c) 750 770,476

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Ohio (continued)
City of Columbus, Various Purpose, Series B (GO)
5.00%, 04/01/31 (c) $ 1,245 $ 1,311,222
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
5.00%, 12/01/29 1,250 1,323,252
5.00%, 08/01/30 (c) 1,030 1,057,402
Ohio Turnpike and Infrastructure Commission, Series A (RB)
5.00%, 02/15/31 (c) 500 515,170
5.00%, 02/15/32 (c) 500 514,488
Ohio Water Development Authority, Series B (RB)
5.00%, 12/01/27 (c) 1,000 1,007,373
State of Ohio, Major New Infrastructure Project (RB)
5.00%, 12/15/31 1,225 1,344,181
8,359,004
Oklahoma : 0.3%
Canadian County, Oklahoma Educational Facilities Authority, Mustang Public Schools Project (RB)
3.00%, 09/01/29 (c) 330 326,344
Grand River Dam Authority, Series A (RB)
5.00%, 06/01/31 (c) 515 518,478
844,822
Oregon : 0.9%
City of Portland, Oregon Sewer System, Series A (RB)
5.00%, 12/01/26 500 503,844
Hillsboro School District No. 1J (GO) (SBG)
5.00%, 06/15/31 (c) 1,000 1,018,715
Jackson County, Oregon School District No. 549C Medford (GO) (SBG)
5.00%, 12/15/28 (c) 1,250 1,251,516
2,774,075
Pennsylvania : 2.6%
Allegheny County Hospital Development Authority, Series A (RB)
5.00%, 07/15/30 (c) 360 378,841
Commonwealth of Pennsylvania (GO)
3.00%, 01/01/31 (c) 510 496,095
5.00%, 07/15/27 1,000 1,022,403
5.00%, 09/01/27 1,000 1,025,342
Montgomery County Industrial Development Authority, Series A (RB)
4.10%, 04/01/53 (p) 500 509,316
Montgomery County Industrial Development Authority, Series B (RB)
4.10%, 06/01/29 705 724,308
Pennsylvania Higher Educational Facilities Authority, Trustee of University, Series A (RB)
4.00%, 08/15/31 (c) 1,000 1,000,373
Pennsylvania Housing Finance Agency, Single Family Mortgage (RB)
2.80%, 10/01/31 (c) 700 665,157
3.20%, 10/01/31 (c) 425 421,388
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (AG)
5.00%, 06/01/32 (c) 1,750 1,759,340
8,002,563
South Carolina : 0.4%
Lancaster County, School District (GO)
3.25%, 03/01/32 (c) 325 318,755
Piedmont Municipal Power Agency, Series B (RB)
5.00%, 01/01/32 (c) 1,000 1,061,815
1,380,570
South Dakota : 0.1%
South Dakota Health and Educational Facilities Authority (RB)
5.00%, 09/01/30 (c) 255 258,972
Underline

Par
(000’s) Value
Tennessee : 1.7%
Metropolitan Government of Nashville and Davidson County, Vanderbilt University Medical Center,
Series A (RB)
5.00%, 07/01/31 (c) $ 1,000 $ 1,070,078
Rutherford County Health & Educational Facilities Board (RB)
5.00%, 11/15/48 (c) (p) 500 533,709
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health, Series B (RB)
5.00%, 09/01/49 (c) (p) 500 520,438
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB)
5.00%, 05/01/52 (c) (p) 2,000 2,084,455
Tennessee Energy Acquisition Corp., Gas Project, Series A-1 (RB)
5.00%, 05/01/53 (c) (p) 500 511,746
Tennessee Energy Acquisition Corp., Gas Project, Series B (RB)
5.62%, 09/01/26 500 500,729
5,221,155
Texas : 8.5%
Austin Independent School District (GO)
5.00%, 08/01/28 505 527,184
Bexar County, Limited Tax (GO)
5.00%, 06/15/27 (c) 500 500,783
Board of Regents of the University of Texas System, Series A (RB) (AG)
5.00%, 08/15/31 (c) 900 950,642
Board of Regents of the University of Texas System, Series B (RB)
5.00%, 08/15/29 1,000 1,062,551
City of Dallas, Texas Waterworks and Sewer System, Series A (RB)
5.00%, 10/01/30 (c) 565 566,973
City of Dallas, Waterworks and Sewer System, Series A (RB)
5.00%, 10/01/31 (c) 600 601,998
City of Denton, Utility System (RB)
5.00%, 12/01/31 (c) 965 969,803
City of Houston, Public Improvement, Series A (GO)
5.00%, 03/01/32 (c) 1,000 1,043,104
City of Houston, Series A (GO)
5.00%, 03/01/32 (c) 520 525,415
City of San Antonio TX Electric & Gas Systems Revenue (RB)
3.15%, 02/01/55 (p) 500 487,075
City of San Antonio, Electric and Gas Systems (RB)
5.00%, 02/01/27 (c) 630 631,079
Conroe, Texas Independent School District, Series A (GO)
5.00%, 02/15/27 2,000 2,025,845
County of Collin, Community College District (GO)
4.00%, 08/15/31 (c) 925 931,703
Denton Independent School District (GO)
5.00%, 08/15/29 1,000 1,061,354
Ford Bend, Texas Independent School District, Series B (GO)
5.00%, 02/15/28 910 940,734
Fort Bend, Texas Independent School District (GO)
5.00%, 08/15/30 (c) 2,000 2,039,201
Frisco Independent School District (GO)
4.00%, 02/15/32 (c) 1,350 1,379,925
Harris County, Texas Cultural Education Facilities Finance Corp., TECO Project (RB)
5.00%, 11/15/30 (c) 850 869,300
Harris County, Texas Toll Road Senior Lien, Series A (RB)
5.00%, 08/15/27 1,000 1,023,306
Houston Texas Utility System, Series A (RB)
5.00%, 11/15/27 1,000 1,030,625
Lone Star College System (GO)
5.00%, 02/15/33 (c) 400 400,263

VANECK SHORT MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) (AG)
5.00%, 05/15/27 $ 500 $ 509,236
North Texas Tollway Authority, First Tier, Series A (RB)
5.00%, 01/01/27 500 504,471
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/26 600 603,979
Texas Municipal Gas Acquisition & Supply Corp. IV, Series A (RB)
5.50%, 01/01/54 (c) (p) 1,000 1,049,490
Texas Transportation Commission Highway Improvement (GO)
5.00%, 04/01/30 1,000 1,072,649
Texas Water Development Board (RB)
4.00%, 10/15/31 (c) 2,000 2,061,781
Texas Water Development Board, Series A (RB)
5.00%, 04/15/30 (c) 250 256,525
Trinity River Authority, Regional Wastewater System (RB)
5.00%, 08/01/30 (c) 670 682,981
26,309,975
Utah : 0.5%
University of Utah, Series A (RB)
5.00%, 08/01/31 (c) 365 371,851
Utah Transit Authority (RB)
5.00%, 06/15/30 500 538,671
5.00%, 12/15/30 500 543,291
1,453,813
Virginia : 0.8%
County of Fairfax, Public Improvement, Series A (GO) (SAW)
5.00%, 10/01/31 (c) 750 774,921
Virginia College Building Authority, 21st Century College and Equipment Programs Educational
Facilities, Series C (RB)
5.00%, 02/01/27 600 607,279
Virginia Commonwealth Transportation Board (RB)
5.00%, 03/15/27 (c) 510 511,347
Virginia Public Building Authority, Public Facilities, Series A (RB)
5.00%, 08/01/29 (c) 720 735,646
2,629,193
Washington : 2.8%
Central Puget Sound Regional Transit Authority, Motor Vehicle Excise Tax Improvement, Series S-1
(RB)
5.00%, 11/01/26 520 522,943
Energy Northwest, Project 3 Electric, Series A (RB)
5.00%, 07/01/28 (c) 725 740,295
Energy Northwest, Project 3, Series A (RB)
5.00%, 07/01/27 1,000 1,021,392
King County, School District No. 411 Issaquah (GO) (SBG)
4.00%, 12/01/31 (c) 635 635,887
King County, School District No. 414 Lake Washington (GO) (SBG)
5.00%, 12/01/31 (c) 980 997,440
King County, Washington (GO)
4.00%, 07/01/30 (c) 2,110 2,128,360
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO)
5.00%, 08/01/31 (c) 825 825,000
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) (SBG)
5.00%, 06/01/31 (c) 1,000 1,073,605
State of Washington, Series D (GO)
5.00%, 08/01/31 (c) 880 899,069
8,843,991

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
West Virginia : 0.3%
State of West Virginia, Surface Transportation Improvements, Series A (RB)
5.00%, 09/01/26 $ 1,000 $ 1,001,687
Underline
Wisconsin : 0.9%
Public Finance Authority, Wisconsin Providence St. Joseph Health (RB)
4.00%, 10/01/41 (p) 810 818,718
Wisconsin Health and Educational Facilities Authority, Children's Hospital of Wisconsin, Inc. (RB)
4.00%, 08/15/31 (c) 500 501,479
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series
A (RB) (AG)
5.00%, 02/15/32 (c) 1,500 1,575,009
2,895,206
Total Municipal Bonds:
(Cost: $308,351,778) 306,715,969
Other assets less liabilities: 1.5% 4,755,667
NET ASSETS: 100.0% $ 311,471,636
Definitions:
AG Assured Guaranty, Inc.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
TA Tax Allocation
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p) Putable Security — the date disclosed is the date the security may be redeemed by the fund
^ Zero Coupon Bond
The summary of inputs used to value the Fund's investments as of July 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Municipal Bonds
 *
$ — $ 306,715,969 $ — $ 306,715,969
*
See Schedule of Investments for geographic regions.